NET SALES (Tables)	12 Months Ended
Dec. 31, 2018
NET SALES
Schedule of net sales revenues

	2018	2017	2016
Gross sales	51,861,423	42,156,553	42,935,022
Taxes on sales	(3,793,516)	(2,956,896)	(2,765,957)
Discounts	(1,908,429)	(2,282,038)	(2,517,398)
Net sales	46,159,478	36,917,619	37,651,667